Insurance (Separate Accounts - Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Insurance [Abstract]
Pass-through separate accounts	$ 97,600,000,000	$ 85,900,000,000
Gain (losses) on transfers of assets from the general account to the separate accounts	$ 0	$ 0	$ 0